Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses	$ 7	$ 30
Cash surrender value of life insurance policies	300	302
Deferred commissions	82	8
Other non-current assets	57	98
Total other non-current assets	$ 446	$ 438